11. Sale of Common Stock and Warrants	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
11.	Sale of Common Stock and Warrants

On May 5, 2011, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with Clinton Magnolia Master Fund, Ltd. and other accredited investors (the “Investors”) pursuant to which the Company agreed to issue shares of the Company’s common stock and warrants exercisable to purchase shares of common stock for an aggregate offering price of $3.0 million (the “Offering”). On May 10, 2011, the Offering closed and the Company issued and sold to the Investors an aggregate of 12,000,000 shares of common stock and warrants to purchase up to 9,000,000 shares of common stock. The warrants have an exercise price of $0.25 per share, expire five years from May 10, 2011, and are exercisable, in whole or in part, at any time prior to expiration. In conjunction with the completed Offering, the Company agreed to reimburse Clinton Group, Inc. an amount up to $50,000 for reasonable and documented out-of-pocket expenses incurred by the Investors. Total stock issuance costs incurred were $111,028 and were recorded as a reduction in additional paid in capital.

Concurrent with the Offering, Clinton Magnolia Master Fund, Ltd. reached an agreement with Midsummer Investment Ltd. (“Midsummer”) and purchased all common stock and warrants of the Company then held by Midsummer. The Company was not a party to this transaction.  At the time of the Offering, Midsummer owned 7,223,457 shares of the Company’s common stock, or approximately 12% of the Company’s total shares outstanding, and warrants to purchase an additional 5,551,034 shares of the Company’s common stock at an exercise price of $0.18 per share.

Pursuant to the terms of the Purchase Agreement, on May 10, 2011, the Company terminated its equity line of credit facility under an investment agreement with Dutchess Opportunity Fund, II, LP (“Dutchess”) dated January 7, 2010 (the “Investment Agreement”).

The Company also entered into a Registration Rights Agreement dated as of May 5, 2011, as amended May 26, 2011, with the Investors (together, with the amendment, the “Registration Rights Agreement”).  Pursuant to the Registration Rights Agreement, the Company agreed to file a registration statement with the U.S. Securities and Exchange Commission (the “SEC”) to register the resale by the Investors of the 12,000,000 shares of the Company’s common stock underlying the Purchase Agreement and 4,278,805 of the 9,000,000 shares of common stock issuable upon exercise of the warrants, for an aggregate of 16,278,805 shares registered. The Company filed the required registration statement to register the resale of 16,278,805 shares, and the SEC declared it effective on June 30, 2011.

Pursuant to the Registration Rights Agreement, the Investors may demand registration rights in the future if the Investors reasonably believe that the Company can register additional securities with the SEC, and the Company and its counsel concur, subject to certain limitations. Notwithstanding the foregoing, the Company will not be obligated to file a registration statement for registrable securities that have a market value of less than $250,000 and the Company will not be required to file more than one registration statement every six months.